Cover	Sep. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2021
Entity File Number	001-15288
Entity Registrant Name	Network 1 Technologies, Inc.
Entity Central Index Key	0001065078
Entity Tax Identification Number	11-3027591
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	445 Park Avenue
Entity Address, Address Line Two	Suite 912
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	829-5770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NTIP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false